Other liabilities - Liabilities Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for Reforestation
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Other provisions at beginning of period	$ 93	$ 97
Acquisition	3	0
Increase (decrease) through transfers and other changes, other provisions	0	0
Liabilities recognized	46	51
Liabilities settled	(52)	(49)
Foreign exchange	2	(6)
Other provisions at end of period	92	93
Less: current portion	(39)	(38)
Long-term portion of reforestation obligations	53	55
Provision for Decommissioning
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Other provisions at beginning of period	35	33
Acquisition	1	0
Increase (decrease) through transfers and other changes, other provisions	(2)	0
Liabilities recognized	3	5
Liabilities settled	(1)	(1)
Foreign exchange	1	(2)
Other provisions at end of period	37	35
Less: current portion	(21)	(20)
Long-term portion of reforestation obligations	$ 16	$ 15